RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Jun. 25, 2015
IfrsStatementLineItems [Line Items]
Interest income	$ 300,189	$ 94,130	$ 87,923
Amount owed to related parties
Key management personnel compensation	567,764
Latam logistics investments llc [member]
IfrsStatementLineItems [Line Items]
Loans receivables	$ 7,139,123	$ 6,950,000		$ 6,950.00	$ 4,850,000	$ 4,165,000	$ 3,015,000
Annual interest rate	9.00%	9.00%
Non-controlling interest	8.00%
Interest income	$ 644,219	$ 561,372